INCOME TAX	12 Months Ended
Jul. 31, 2024
Income Tax Disclosure [Abstract]
INCOME TAX

5. INCOME TAX:

Income taxes provided for the years ended July 31, 2024 and 2023 consist of the following:

	2024	2023
Current:
Federal	$—	$—
Deferred taxes (benefit):
Federal	(90,000)	(33,000)
State	(47,000)	(29,000)
Income tax provision (benefit)	$(137,000)	$(62,000)

Taxes provided for the years ended July 31, 2024 and 2023 differ from amounts which would result from applying the federal statutory tax rate to pre-tax income, as follows:

	2024	2023
Loss before income taxes	$(543,568)	$(144,964)
Other-net	(15,521)	(26,852)
Adjusted pre-tax loss	$(559,089)	$(171,816)
Statutory rate	21.00%	21.00%
Income tax provision (benefit) at statutory rate	$(117,409)	$(36,081)
State deferred income taxes (benefit)	(47,000)	(29,000)
Other-net	27,409	3,081
Income tax provision (benefit)	$(137,000)	$(62,000)

The Company has a federal net operating loss carryforward approximating $10,173,000 and $9,172,000 as of July 31, 2024 and July 31, 2023, respectively, available to offset future taxable income. As of July 31, 2024 and 2023, the Company had unused net operating loss carryforwards of approximately $14,290,000 for state, and $10,218,000 for city, available to offset future taxable income. The net operating loss carryforwards will begin to expire, if not used, in 2035.

New York State and New York City taxes are calculated using the higher of taxes based on income or the respective capital based franchise taxes. Beginning with the Company’s tax year ended July 31, 2025, changes in the law required the state capital based tax will be phased out. New York City taxes will be based on capital for the foreseeable future. Capital-based franchise taxes are recorded to administrative and general expense. State tax amounts in excess of the capital-based franchise taxes are recorded to income tax expenses. Due to both the application of the capital-based tax and due to the possible absence of city taxable income, the Company does not record city deferred taxes.

Generally, tax returns filed are subject to audit for three years by the appropriate taxing jurisdictions. The statute of limitations in each of the state jurisdictions in which the Company operates remain open until the years are settled for federal income tax purposes, at which time amended state income tax returns reflecting all federal income tax adjustments are filed. In July, 2024, the Internal Revenue Service initiated a one year examination of the tax year ending July 31, 2022. Subsequent year(s) may also be subject to examination depending upon the outcome of the current examination. The Company does not expect the income tax audit in progress to have a material impact on the consolidated financial statements.

Significant components of the Company’s deferred tax assets and liabilities as of July 31, 2024 and 2023 are a result of temporary differences related to the items described as follows:

	2024		2023
	Deferred Tax Assets	Deferred Tax Liabilities	Deferred Tax Assets	Deferred Tax Liabilities
Rental income received in advance	$180,818	$—	$150,864	$—
Operating lease liabilities	7,005,732	—	7,338,553	—
Federal net operating loss carryforward	2,136,250	—	1,929,890	—
State net operating loss carryforward	954,564	—	829,669	—
Unbilled receivables	—	839,286	—	729,375
Property and equipment	—	5,569,384	—	5,065,135
Unrealized loss on marketable securities	—	—	—	221,521
Operating lease right-of-use assets	—	7,990,330	—	8,556,969
Other	28,636	—	94,024	—
	$10,306,000	$14,399,000	$10,343,000	$14,573,000
Net deferred tax liability		$4,093,000		$4,230,000

Management periodically assesses the realization of its net deferred tax assets by evaluating all available evidence, both positive and negative, associated with the Company and determining whether, based on the weight of that associated evidence, a valuation allowance for the deferred tax assets is needed. Based on this analysis, management has determined that it is more likely than not that future taxable income will be sufficient to fully utilize the federal and state deferred tax assets at July 31, 2024.

Components of the deferred tax provision (benefit) for the years ended July 31, 2024 and 2023 consist of the following:

	2024	2023
Book depreciation exceeding tax depreciation	$504,386	$14,000
Reserve for bad debts	61,355	35,255
Lease expense per book in excess of cash paid	(233,818)	(301,218)
Federal net operating loss carryforward	(206,360)	189,665
State net operating loss carryforward	(124,894)	(18,725)
Rental income received in advance	(29,954)	14,120
Unbilled receivables	109,911	106,158
Other	(217,626)	(101,255)
	$(137,000)	$(62,000)